III. Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Disclosure of effect of changes in foreign exchange rates [text block]
All amounts Long / (Short) in thousands of U.S. dollars	As of December 31,
Currency Exposure / Functional currency	2022	2021
Argentine Peso / U.S. dollar	(126,739)	(95,073)
Euro / U.S. dollar	(42,458)	12,462
Saudi Arabian Riyal / U.S. dollar	(74,183)	(77,853)
U.S. dollar / Brazilian Real	(94,856)	(32,738)

Disclosure of financial instruments by type of interest rate [text block]
	As of December 31,
	2022		2021
	In thousands of U.S. dollars	%	In thousands of U.S. dollars	%
Fixed rate (*)	497,889	68%	187,036	57%
Variable rate	230,873	32%	143,897	43%
Total	728,762		330,933

Disclosure of fair value of financial instruments [text block]
	Carrying amount	Measurement Categories			At Fair Value
December 31, 2022		Amortized Cost	FVOCI	FVPL	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	1,091,527	668,668	-	422,859	422,859	-	-
Other investments	438,448	196,152	182,988	59,308	242,296	-	-
Fixed income (time-deposit, zero coupon bonds, commercial papers)	196,152	196,152	-	-	-	-	-
Certificates of deposits	36,167	36,167	-	-	-	-	-
Commercial papers	19,785	19,785	-	-	-	-	-
Other notes	140,200	140,200	-	-	-	-	-
Bonds and other fixed income	211,953	-	182,988	28,965	211,953	-	-
Non-U.S. government securities	108,310	-	79,345	28,965	108,310	-	-
Corporates securities	103,643	-	103,643		103,643	-	-
Mutual Fund	30,343	-	-	30,343	30,343	-	-
Derivative financial instruments	30,805	-	-	30,805	-	30,805	-
Other Investments Non-current	119,902	-	113,574	6,328	113,574	-	6,328
Bonds and other fixed income	113,574	-	113,574	-	113,574	-	-
Other investments	6,328	-	-	6,328	-	-	6,328
Trade receivables	2,493,940	2,493,940	-	-	-	-	-
Receivables C and NC (*)	395,531	105,397	48,659	-	-	-	48,659
Other receivables	154,056	105,397	48,659	-	-	-	48,659
Other receivables (non-financial)	241,475	-	-	-	-	-	-
Total		3,464,157	345,221	519,300	778,729	30,805	54,987
Liabilities
Borrowings C and NC	728,762	728,762	-	-	-	-	-
Trade payables	1,179,457	1,179,457	-	-	-	-	-
Lease Liabilities C and NC	112,177	112,177	-	-	-	-	-
Derivative financial instruments	7,127	-	-	7,127	-	7,127	-
Total		2,020,396	-	7,127	-	7,127	-

(*) Includes balances related to interest in Venezuelan companies. See note 34 to these Consolidated Financial Statements.

	Carrying amount	Measurement Categories			At Fair Value
December 31, 2021		Amortized Cost	FVOCI	FVPL	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	318,127	212,430	-	105,697	105,697	-	-
Other investments	397,849	239,742	158,107	-	158,107	-	-
Fixed income (time-deposit, zero coupon bonds, commercial papers)	239,742	239,742	-	-	-	-	-
Certificates of deposits	94,414	94,414	-	-	-	-	-
Commercial papers	30,062	30,062	-	-	-	-	-
Other notes	115,266	115,266	-	-	-	-	-
Bonds and other fixed income	158,107	-	158,107	-	158,107	-	-
Non-U.S. government securities	10,660	-	10,660	-	10,660	-	-
Corporates securities	147,447	-	147,447	-	147,447	-	-
Derivative financial instruments	11,315	-	-	11,315	-	11,315	-
Other Investments Non-current	320,254	-	312,619	7,635	312,619	-	7,635
Bonds and other fixed income	312,619	-	312,619	-	312,619	-	-
Other investments	7,635	-	-	7,635	-	-	7,635
Trade receivables	1,299,072	1,299,072	-	-	-	-	-
Receivables C and NC (*)	302,164	85,220	48,659	-	-	-	48,659
Other receivables	133,879	85,220	48,659	-	-	-	48,659
Other receivables (non-financial)	168,285	-	-	-	-	-	-
Total		1,836,464	519,385	124,647	576,423	11,315	56,294
Liabilities
Borrowings C and NC	330,933	330,933	-	-	-	-	-
Trade payables	845,256	845,256	-	-	-	-	-
Lease Liabilities C and NC	117,285	117,285	-	-	-	-	-
Derivative financial instruments	11,328	-	-	11,328	-	11,328	-
Total		1,293,474	-	11,328	-	11,328	-

(*)Includes balances related to interest in Venezuelan companies. See note 34 to these Consolidated Financial Statements.

Disclosure of fair value measurement [text block]
	Year ended December 31,
	2022	2021
At the beginning of the year	56,294	56,319
(Decrease) / increase	(1,126)	219
Currency translation adjustment and others	(181)	(244)
At the end of the year	54,987	56,294